Inventories	9 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Inventories
7. Inventories:

	September 30, 2025	December 31, 2024
Purchased parts	$2,767	$5,463
Finished goods	630	1,205
	$3,397	$6,668
During the three and nine months ended September 30, 2025, the Company recorded change in write-downs to net realizable value of $0 and $110, respectively (three and nine months ended September 30, 2024 - $203 and $706, respectively).